Alger Capital Appreciation Fund Shareholder Fees	Oct. 31, 2025 USD ($)
Class Z Shares [Member] | Alger Capital Appreciation Fund | Class Z
Prospectus [Line Items]
Shareholder Fee, Other	$ 0